UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE

  68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period:   10/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2013
Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 56.1%
	PHARMACEUTICALS - 7.2%
$ 7,000,000	Wyeth, LLC	5.5000	2/1/2014	$ 7,086,870

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 48.9%
8,100,000	Federal Home Loan Banks	0.1250	4/17/2014	8,100,348
13,000,000	Federal Home Loan Banks	0.1700	12/26/2013	13,002,327
2,000,000	Federal Home Loan Banks	0.1900	7/25/2014	2,000,472
8,000,000	Federal Home Loan Banks	0.2900	11/8/2013	8,000,296
6,000,000	Federal Home Loan Banks	0.2900	12/6/2013	6,001,110
8,000,000	Federal Home Loan Banks	0.3300	1/3/2014	8,003,168
3,000,000	Federal National Mortgage Association	0.6250	10/30/2014	3,013,296
				48,121,017

	TOTAL BONDS & NOTES (Cost - $55,208,291)			55,207,887

Shares
	SHORT-TERM INVESTMENTS - 25.7%
	MONEY MARKET FUND - 25.7%
25,342,378	AIM STIT Liquid Assets Portfolio, to yield 0.01% (Cost - $25,342,378) *			25,342,378

	TOTAL INVESTMENTS - 81.8% (Cost - $80,550,669) (a)			$ 80,550,265
	OTHER ASSETS LESS LIABILITIES - NET - 18.2%			17,908,567
	NET ASSETS - 100.0%			$ 98,458,832

*	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2013.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $80,550,669 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 4,184
		Unrealized depreciation:		(4,588)
		Net unrealized depreciation:		$ (404)

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2013
				Unrealized
	LONG SWAP (1)			Gain / (Loss)

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns on a basket of CTA programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank.  The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs.  The swap was effective on August 17, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for a 0.50% fee to Deutsche Bank. (Notional Value $98,254,975)

				$ (6,768,012)
	Total Net Unrealized Loss on Swap Contract			$ (6,768,012)

(1)	This investment is a holding of GPMFS Fund Limited.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”).  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.  Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2013

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2013 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 55,207,887	$ -	$ 55,207,887
Short Term Investment	25,342,378	-	-	25,342,378
Total	$ 25,342,378	$ 55,207,887	$ -	$ 80,550,265

Liabilities *	Level 1	Level 2	Level 3	Total
Swap Contract	$ -	$ 6,768,012	$ -	$ 6,768,012
Total	$ -	$ 6,768,012	$ -	$ 6,768,012

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

*Refer to the Consolidated Portfolio of Investments for security classifications.

GPMFS Fund Limited (“GPMFS”) – The Consolidated Portfolio of Investments of the Fund include GPMFS, a wholly-owned and controlled subsidiary.  All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in the GPMFS is as follows:

GPMFS Fund Limited (GPMFS)
October 31, 2013
Fair Value of Commodity Pool Investment	$ 24,485,928
Other Assets	$ -
Total Net Assets	$ 24,485,928

Percentage of the Fund's Total Net Assets	24.9%

For tax purposes, GPMFS is an exempted Cayman investment company. GPMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GPMFS is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, GPMFS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objectives.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/30/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/30/13